Supplemental Oil and Gas Information (Unaudited) - Proved Reserves Quantities (Detail) - MBbls	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Proved Developed and Undeveloped Reserves [Abstract]
Revision of previous estimates	(1,284)	(3,417,000)
Adjustment due to suspension of the Company's workover program	(643)
Removal proved undeveloped reserves from the classification of proved reserves due to uncertainty		3,083,000
Oil (in Mbbls)
Proved Developed and Undeveloped Reserves [Abstract]
Adjustment due to suspension of the Company's workover program			(643)
United States | Oil (in Mbbls)
Proved Developed and Undeveloped Reserves [Abstract]
Beginning Balance	2,239,600	5,735,700
Revision of previous estimates	(1,284,400)	(3,417,100)
Production	(60,200)	(79,000)
Ending Balance	895,000	2,239,600
Proved developed reserves	895,000	2,239,600
Proved undeveloped reserves (volume)	0	0